SCHEDULE OF CONCENTRATION OF RISK (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration risk percentage		33.00%	2.00%	51.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration risk percentage		25.00%	2.00%	33.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration risk percentage	17.00%	20.00%	9.00%	11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration risk percentage	10.00%		26.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration risk percentage	16.00%		19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration risk percentage	14.00%		19.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration risk percentage			14.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration risk percentage			10.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers AA [Member]
Concentration Risk [Line Items]
Concentration risk percentage	99.00%	79.00%	21.00%	9.00%
Total Purchases [Member] | Supplier Concentration Risk [Member] | Suppliers BB [Member]
Concentration Risk [Line Items]
Concentration risk percentage	1.00%	21.00%	79.00%	82.00%